INDEPENDENCE ONE MUTUAL FUNDS

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010

                                     June 29, 2001




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

      RE:  INDEPENDENCE ONE MUTUAL FUNDS (the "Registrant")
            Independence One Prime Money Market Fund
            Independence One U.S. Treasury Money Market Fund Independence One Michigan Municipal Cash Fund Independence One Equity Plus Fund
            Independence One Small Cap Fund
            Independence One International Equity Fund
            Independence One U.S. Government Securities Fund Independence One Fixed Income Fund
           (collectively, the "Funds")
           1933 Act File No. 33-26516
           1940 Act File No. 811-5752


Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of prospectuses and statements of additional information of the above-named Funds dated June 30, 2001, that would have been filed under Rule 497(c), do not differ from the form of prospectuses andstatements of additional information of the above-named Funds contained in the most recent registration statement for the Registrant. This registration statement was electronically filed Rule 485(b) as Post-effective amendment No. 33 on June 27, 2001.

      If you have any questions regarding this certification, please contact Heather Aland at (412) 288-1097.






                                          Very truly yours,



                                          /s/ C. Grant Anderson
                                          C. Grant Anderson
                                          Assistant Secretary